LEASES (Schedule of Carrying Amounts of Right of Use Assets and Lease Liabilities) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease right of use asset
Balance as at January 1	₪ 663
Balance as at December 31	679	₪ 663
Balance as at January 1	702	617
Accretion of interest	18	18
Non-cash movements		214
Lease payments (principal) cash outflow	(130)	(129)	₪ (139)
Lease payments (interest) cash outflow	(18)	(18)	(20)
Balance as at December 31	720	702	617
Current lease liabilities	125	120
Non-current liabilities	595	582
Buildings [Member]
Lease right of use asset
Balance as at January 1	298	222
Amortization charges	(37)	(38)
Non-cash movements	52	114
Balance as at December 31	313	298	222
Cell sites [member]
Lease right of use asset
Balance as at January 1	324	330
Amortization charges	(68)	(71)
Non-cash movements	63	65
Balance as at December 31	319	324	330
Vehicles [Member]
Lease right of use asset
Balance as at January 1	41	30
Amortization charges	(29)	(25)
Non-cash movements	35	36
Balance as at December 31	₪ 47	₪ 41	₪ 30